Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Income Taxes [Abstract]
Summary of reconciliation of income taxes at statutory rates with reported taxes

Period from April 5, 2011 (Inception) March 31, 2012

Loss for the period	$159,387
Statutory UK tax rate	20%

Income tax recovery	31,900
Non-deductible expenses	(400)
Unrecognized benefit of non-capital losses	(31,500)
$-

Summary of deferred tax assets and valuation account
March 31, 2012
Deferred tax asset:
Net operating loss carryforward	$31,000
Valuation allowance	(31,000)
$-